Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	FIDELITY MUNICIPAL TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000880799
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2016
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016